Vanguard Short-Term Federal Fund

Schedule of Investments (unaudited)
As of April 30, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (92.6%)
U.S. Government Securities (31.8%)
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	35,000	41,213
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	591,000	634,742
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	143,000	151,298
	United States Treasury Note	2.250%	4/15/22	43,000	43,007
	United States Treasury Note/Bond	2.500%	12/31/20	3,400	3,410
	United States Treasury Note/Bond	2.000%	2/28/21	35,000	34,814
	United States Treasury Note/Bond	2.625%	5/15/21	24,200	24,367
	United States Treasury Note/Bond	2.625%	6/15/21	15,460	15,576
	United States Treasury Note/Bond	1.125%	7/31/21	41,500	40,475
	United States Treasury Note/Bond	2.625%	12/15/21	6,600	6,665
	United States Treasury Note/Bond	2.500%	1/15/22	26,000	26,171
	United States Treasury Note/Bond	1.500%	1/31/22	393,000	385,262
	United States Treasury Note/Bond	1.875%	2/28/22	1,000	990
	United States Treasury Note/Bond	1.625%	8/31/22	8,100	7,938
1	United States Treasury Note/Bond	1.875%	9/30/22	14,700	14,525
1	United States Treasury Note/Bond	2.750%	7/31/23	10,600	10,805
	United States Treasury Note/Bond	2.375%	2/29/24	13,000	13,061
	United States Treasury Note/Bond	3.000%	10/31/25	33,300	34,538
					1,488,857
Agency Bonds and Notes (42.5%)
2	AID-Israel	0.000%	11/1/19	14,470	14,288
2	AID-Israel	5.500%	9/18/23	13,000	14,667
2	AID-Israel	5.500%	12/4/23	200	227
2	AID-Israel	5.500%	4/26/24	4,567	5,214
2	AID-Israel	0.000%	11/1/24	6,905	5,968
2	AID-Jordan	2.503%	10/30/20	2,600	2,603
2	AID-Jordan	2.578%	6/30/22	33,500	33,765
2	AID-Tunisia	1.416%	8/5/21	8,800	8,581
2	AID-Ukraine	1.844%	5/16/19	11,665	11,760
	Federal Home Loan Banks	5.375%	5/15/19	46,000	46,052
	Federal Home Loan Banks	1.750%	6/12/20	20,000	19,863
3	Federal Home Loan Banks	1.800%	8/28/20	50,000	49,581
3	Federal Home Loan Banks	1.800%	8/28/20	123,250	122,216
	Federal Home Loan Banks	3.250%	11/16/28	41,100	42,936
3,4	Federal Home Loan Mortgage Corp.	1.800%	4/13/20	75,000	74,527
3,4	Federal Home Loan Mortgage Corp.	1.700%	9/29/20	164,060	162,373
3,4	Federal Home Loan Mortgage Corp.	1.800%	9/29/20	75,000	74,332
3,4	Federal Home Loan Mortgage Corp.	2.600%	4/1/21	100,000	99,961
3,4	Federal Home Loan Mortgage Corp.	2.753%	1/30/23	50,000	49,998
4	Federal National Mortgage Assn.	0.000%	10/9/19	136,800	135,312
3,4	Federal National Mortgage Assn.	1.250%	11/25/19	75,000	74,463
3,4	Federal National Mortgage Assn.	1.150%	11/29/19	77,500	76,916
3,4	Federal National Mortgage Assn.	1.750%	1/17/20	50,000	49,727
4	Federal National Mortgage Assn.	2.875%	9/12/23	9,900	10,128
4	Federal National Mortgage Assn.	2.500%	2/5/24	134,000	135,040
4	Federal National Mortgage Assn.	0.000%	1/15/30	5,100	3,694
	Government Trust Certificate	0.000%	4/1/20	10,419	10,167
	Government Trust Certificate	0.000%	10/1/20	7,711	7,430

	Private Export Funding Corp.	1.450%	8/15/19	24,042	23,977
	Private Export Funding Corp.	2.250%	3/15/20	12,393	12,374
	Private Export Funding Corp.	2.300%	9/15/20	17,450	17,430
	Private Export Funding Corp.	4.300%	12/15/21	4,430	4,646
	Private Export Funding Corp.	3.550%	1/15/24	15,500	16,197
	Private Export Funding Corp.	2.450%	7/15/24	5,300	5,269
	Private Export Funding Corp.	3.250%	6/15/25	16,200	16,727
	Residual Funding Corp. Principal Strip	0.000%	1/15/21	49,008	47,073
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	12,990	10,802
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	12,864	10,418
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	13,756	11,039
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	7,094	5,644
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	7,094	5,600
	Resolution Funding Corp. Principal Strip	0.000%	7/15/20	88,370	85,817
	Resolution Funding Corp. Principal Strip	0.000%	10/15/20	269,717	260,528
2	State of Israel	0.000%	5/15/22	13,060	12,087
	Tennessee Valley Authority	2.250%	3/15/20	61,100	60,986
	Tennessee Valley Authority	5.880%	4/1/36	21,000	27,777
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	17,342	14,577
					1,990,757
Conventional Mortgage-Backed Securities (9.2%)
3,4	Fannie Mae Pool	2.000%	10/1/27–7/1/28	5,660	5,499
3,4	Fannie Mae Pool	2.500%	2/1/28–5/1/34	24,351	24,142
3,4	Fannie Mae Pool	3.000%	12/1/20–5/1/34	76,789	77,218
3,4	Fannie Mae Pool	3.500%	8/1/20–5/1/34	31,708	32,386
3,4	Fannie Mae Pool	4.000%	5/1/19–12/1/28	8,724	8,987
3,4	Fannie Mae Pool	4.500%	5/1/19–10/1/25	722	742
3,4	Fannie Mae Pool	5.000%	7/1/19–4/1/49	2,630	2,777
3,4	Fannie Mae Pool	5.500%	2/1/20–1/1/25	197	198
3,4	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	6,337	6,144
3,4	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/31	18,895	18,691
3,4	Freddie Mac Gold Pool	3.000%	11/1/29–3/1/31	30,517	30,717
3,4	Freddie Mac Gold Pool	3.500%	3/1/21–8/1/29	12,152	12,455
3,4	Freddie Mac Gold Pool	4.000%	5/1/19–1/1/29	5,655	5,838
3,4	Freddie Mac Gold Pool	4.500%	9/1/19–9/1/26	3,974	4,038
3,4	Freddie Mac Gold Pool	5.000%	7/1/19–6/1/25	1,318	1,363
3,5	UMBS TBA	2.500%	6/1/34	173,000	171,000
3,5	UMBS TBA	3.500%	6/1/34	29,000	29,590
					431,785
Nonconventional Mortgage-Backed Securities (9.1%)
3,4,6Fannie Mae Pool, 1YR CMT + 2.218%		4.540%	12/1/40	1,172	1,237
3,4	Fannie Mae REMICS	3.000%	5/25/47	13,613	13,573
3,4,6Fannie Mae REMICS 2005-95, 1M USD LIBOR
	+ 0.410%	2.887%	11/25/35	910	910
3,4,6Fannie Mae REMICS 2007-4, 1M USD LIBOR
	+ 0.445%	2.922%	2/25/37	329	329
3,4,6Fannie Mae REMICS 2012-122, 1M USD
	LIBOR + 0.400%	2.877%	11/25/42	1,165	1,165
3,4,6Fannie Mae REMICS 2013-19, 1M USD LIBOR
	+ 0.300%	2.777%	9/25/41	1,512	1,506
3,4,6Fannie Mae REMICS 2013-39, 1M USD LIBOR
	+ 0.350%	2.827%	5/25/43	1,494	1,488
3,4,6Fannie Mae REMICS 2015-22, 1M USD LIBOR
	+ 0.300%	2.777%	4/25/45	1,255	1,245
3,4,6Fannie Mae REMICS 2016-55, 1M USD LIBOR
	+ 0.500%	2.977%	8/25/46	2,546	2,559

3,4,6Fannie Mae REMICS 2017-106, 1M USD
	LIBOR + 0.300%	2.777%	1/25/48	27,665	27,423
3,4	Fannie Mae REMICS 2017-109	3.500%	11/25/45	3,722	3,806
3,4	Fannie Mae REMICS 2018-13	3.000%	3/25/48	25,958	25,903
3,4	Fannie Mae REMICS 2018-15	3.500%	10/25/44	4,273	4,364
3,4,6 Fannie Mae REMICS 2018-30, 1M USD LIBOR
	+ 0.300%	2.777%	5/25/48	54,870	54,445
3,4,6 Freddie Mac Non Gold Pool, 1YR CMT +
	2.237%	4.455%	7/1/35	5,190	5,482
3,4,6 Freddie Mac Non Gold Pool, 1YR CMT +
	2.243%	4.550%	9/1/37	3,927	4,144
3,4,6 Freddie Mac Non Gold Pool, 1YR CMT +
	2.405%	4.886%	7/1/33	731	771
3,4	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	15,906	15,845
3,4,6 Freddie Mac REMICS, 1M USD LIBOR +
	0.300%	2.773%	5/15/48	135,842	134,688
3,4,6 Freddie Mac REMICS, 1M USD LIBOR +
	0.350%	2.823%	11/15/36–11/15/47	21,743	21,625
3,4,6 Freddie Mac REMICS, 1M USD LIBOR +
	0.360%	2.833%	11/15/36	826	823
3,4,6 Freddie Mac REMICS, 1M USD LIBOR +
	0.450%	2.923%	6/15/42	425	425
3	Ginnie Mae REMICS	2.500%	9/20/43	6,569	6,472
3	Ginnie Mae REMICS	3.000%	1/20/45–3/20/48	93,853	93,898
					424,126
Total U.S. Government and Agency Obligations (Cost $4,338,340)					4,335,525
Asset-Backed/Commercial Mortgage-Backed Securities (5.9%)
3	Small Business Administration Participation
	Certs 2002-20L	5.100%	12/1/22	377	388
3	Small Business Administration Participation
	Certs 2004-20F	5.520%	6/1/24	775	802
3	Small Business Administration Participation
	Certs 2004-20G	5.190%	7/1/24	236	244
3	Small Business Administration Participation
	Certs 2005-20A	4.860%	1/1/25	242	250
3	Small Business Administration Participation
	Certs 2005-20B	4.625%	2/1/25	100	103
3	Small Business Administration Participation
	Certs 2005-20C	4.950%	3/1/25	73	75
3	Small Business Administration Participation
	Certs 2005-20G	4.750%	7/1/25	57	59
3	Small Business Administration Participation
	Certs 2005-20J	5.090%	10/1/25	660	684
3	Small Business Administration Participation
	Certs 2006-20D	5.640%	4/1/26	859	906
3	Small Business Administration Participation
	Certs 2006-20L	5.120%	12/1/26	1,509	1,566
3	Small Business Administration Participation
	Certs 2007-20D	5.320%	4/1/27	984	1,032
3	Small Business Administration Participation
	Certs 2007-20G	5.820%	7/1/27	752	792
3	Small Business Administration Participation
	Certs 2007-20I	5.560%	9/1/27	3,864	4,072
3	Small Business Administration Participation
	Certs 2007-20L	5.290%	12/1/27	52	54

3 Small Business Administration Participation
Certs 2008-20B	5.160%	2/1/28	125	132
3 Small Business Administration Participation
Certs 2008-20C	5.490%	3/1/28	102	108
3 Small Business Administration Participation
Certs 2008-20D	5.370%	4/1/28	257	273
3 Small Business Administration Participation
Certs 2008-20F	5.680%	6/1/28	111	117
3 Small Business Administration Participation
Certs 2008-20H	6.020%	8/1/28	84	90
3 Small Business Administration Participation
Certs 2008-20J	5.630%	10/1/28	109	116
3 Small Business Administration Participation
Certs 2009-10F	2.980%	11/1/19	49	49
3 Small Business Administration Participation
Certs 2009-20A	5.720%	1/1/29	71	75
3 Small Business Administration Participation
Certs 2009-20D	4.310%	4/1/29	64	67
3 Small Business Administration Participation
Certs 2010-20H	3.520%	8/1/30	176	180
3 Small Business Administration Participation
Certs 2011-20B	4.220%	2/1/31	382	398
3 Small Business Administration Participation
Certs 2011-20H	3.290%	8/1/31	78	80
3 Small Business Administration Participation
Certs 2012-20I	2.200%	9/1/32	57	56
3 Small Business Administration Participation
Certs 2013-20G	3.150%	7/1/33	98	99
3 Small Business Administration Participation
Certs 2013-20K	3.380%	11/1/33	109	112
3 Small Business Administration Participation
Certs 2017-20	2.850%	10/1/37	18,657	18,562
3 Small Business Administration Participation
Certs 2017-20	2.780%	12/1/37	22,293	22,093
3 Small Business Administration Participation
Certs 2017-20	3.310%	4/1/38	29,771	30,369
3 Small Business Administration Participation
Certs 2017-20	3.600%	6/1/38	15,705	16,282
3 Small Business Administration Participation
Certs 2017-20	3.370%	1/1/39	9,800	10,048
3 Small Business Administration Participation
Certs 2018-20	2.920%	1/1/38	12,787	12,763
3 Small Business Administration Participation
Certs 2018-20	3.220%	2/1/38	19,869	20,161
3 Small Business Administration Participation
Certs 2018-20C	5.230%	3/1/27	1,095	1,144
3 Small Business Administration Participation
Certs 2018-20C	3.200%	3/1/38	41,282	41,938
3 Small Business Administration Participation
Certs 2018-20E	5.310%	5/1/27	2,344	2,452
3 Small Business Administration Participation
Certs 2018-20E	3.500%	5/1/38	8,795	9,046
3 Small Business Administration Participation
Certs 2018-20J	3.770%	10/1/38	26,963	28,126
3 Small Business Administration Participation
Certs 2018-20K	3.870%	11/1/38	17,300	18,217

3	Small Business Administration Participation
	Certs 2018-20L	3.540%	12/1/38	22,000	22,643
3	Small Business Administration Participation
	Certs 2019-20C	3.200%	3/1/39	9,000	9,093
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $270,431)					275,916
				Shares
Temporary Cash Investment (5.1%)
Money Market Fund (5.1%)
7	Vanguard Market Liquidity Fund (Cost
	$237,759)	2.545%		2,377,306	237,754

Total Investments (103.6%) (Cost $4,846,530)					4,849,195
Other Assets and Liabilities-Net (-3.6%)					(167,333)
Net Assets (100%)					4,681,862

1 Securities with a value of $1,893,000 have been segregated as initial margin for open futures contracts.
2 U.S. government-guaranteed.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2019.
6 Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.
USD—U.S.Dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
				Amount	Value
	Expiration Date	Contracts	Exercise Price	($000)	($000)

Exchange-Traded Options

Call Options
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	64	$123.50	7,904	(34)
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	32	124.00	3,968	(10)
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	65	124.50	8,093	(10)

					(54)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	65	$122.50	7,963	(6)

Short-Term Federal Fund

10-Year U.S. Treasury Note Futures
Contracts	5/24/19	64	123.50	7,904	(23)
10-Year U.S. Treasury Note Futures
Contracts	5/24/19	32	124.00	3,968	(20)
					(49)

Total Options Written (Premiums Received $154)					(103)

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short)		NotionaL	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	3,325		708,251	2,022
5-Year U.S. Treasury Note	June 2019	1,571		181,671	423
Ultra 10-Year U.S. Treasury Note	June 2019	55		7,248	17
					2,462

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(1,640)	(202,822)		(184)
30-Year U.S. Treasury Bond	June 2019	(159)		(23,448)	(268)
Ultra Long U.S. Treasury Bond	June 2019	(113)		(18,564)	236
					(216)
					2,246

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option

Short-Term Federal Fund

exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2019, counterparties had deposited in segregated accounts cash with a value of $270,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll

Short-Term Federal Fund

transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,335,525	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	275,916	—
Temporary Cash Investments	237,754	—	—
Option Written	(103)	—	—
Futures Contracts—Assets[1]	599	—	—
Futures Contracts—Liabilities[1]	(542)	—	—
Total	237,708	4,611,441	—
1 Represents variation margin on the last day of the reporting period.